LOAN RECEIVABLE (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Sep. 29, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2021
Loan Receivable [Line Items]
Remaining balance of the loan		$ 2,950,000	$ 2,983,642	$ 0
Subsequent event [Member]
Loan Receivable [Line Items]
Payment received on the loan receivable	$ 2,500,000
Remaining balance of the loan	$ 483,642
Loan Receivable [Member]
Loan Receivable [Line Items]
Interest rate		6.00%
Term of borrowings maturity		The original maturity date was July 1, 2022 and an amended and restated promissory note was completed in 2023 with a revised maturity date of September 29, 2023